Segment information (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
External sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138	$ 42,588	$ 32,396
Net property, plant and equipment	14,395				12,539				14,395	12,539	12,386
United States
Segment Reporting Information
External sales and revenues									18,004	13,674	10,560
Net property, plant and equipment	7,388				6,427				7,388	6,427	6,260
Outside the United States
Segment Reporting Information
External sales and revenues									42,134	28,914	21,836
Net property, plant and equipment	7,007				6,112				7,007	6,112	6,126
Japan
Segment Reporting Information
Net property, plant and equipment	$ 1,220				$ 1,266				$ 1,220	$ 1,266	$ 1,432